             As filed with the Securities and Exchange Commission on May 26,2004
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933         [X]

                         Pre-Effective Amendment No.                       [ ]

                       Post-Effective Amendment No. 66                     [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940     [X]

                                 Amendment No. 76                          [X]
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

           Theresa K. Kelety, Esq.                        With copies to:
             ING Investments, LLC                     Philip H. Newman, Esq.
        7337 E. Doubletree Ranch Road                  Goodwin Procter, LLP
             Scottsdale, AZ 85258                         Exchange Place
   (Name and Address of Agent for Service)                53 State Street
                                                         Boston, MA 02109

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant           [X] On July 23, 2004 pursuant to
to paragraph (b)                               paragraph (a)(1)

[ ] On (date) pursuant to paragraph (b)        [ ] 75 days after filing pursuant
                                               to paragraph (a)(2)

[ ] 60 days after filing pursuant to           [ ] on (date), pursuant to
paragraph (a)(1)                               paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                              ING SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-     Cover Sheet

-     Contents of Registration Statement

-     Explanatory Note

-     Registrant's Balanced Fund Class O Prospectus

-     Registrant's Balanced Fund Class O Statement of Additional Information

-     Part C

-     Signature Page

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 66, filed in reliance on Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Series Fund (the "Registrant") is being filed for the purpose of registering Class O shares for ING Balanced Fund.

                                                               [ING DIRECT LOGO]

                      PROSPECTUS
                  Class O Shares
            [            ], 2004

                                                             ING Balanced
                                                                     Fund

                                                         ING DIRECT FUNDS

                                                            (SPHERE)

ING DIRECT FUNDS

PROSPECTUS
CLASS O SHARES

[          ], 2004

ING Balanced Fund

This Prospectus contains important information about investing in Class O shares of certain ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

The Fund listed above is a series of ING Series Fund, Inc. (Company).

This Prospectus is for investors purchasing or considering a purchase of Class O shares of the Fund. Only certain investors are eligible to purchase Class O shares.

- SHARES OF THE FUND WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
- THERE IS NO GUARANTEE THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.
- SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ING BANK, FSB (ING DIRECT), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS

THE FUND'S INVESTMENTS                                            3
      OBJECTIVE, INVESTMENT STRATEGIES, RISKS, AND
       PERFORMANCE                                                3
FUND EXPENSES                                                     7
OTHER CONSIDERATIONS                                              9
MANAGEMENT OF THE FUND                                           13
INVESTING IN THE FUND                                            14
      OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES      14
      HOW TO BUY SHARES                                          15
      HOW TO SELL SHARES                                         17
      TIMING OF REQUESTS                                         18
      OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND
       SERVICES                                                  18
      DIVIDENDS AND DISTRIBUTIONS                                20
      TAX INFORMATION                                            20
FINANCIAL HIGHLIGHTS                                             22
ADDITIONAL INFORMATION                                           23

                             THE FUND'S INVESTMENTS

OBJECTIVE, INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

The following pages contain a description of the Fund's objective, investment strategies employed on behalf of the Fund, and the risks associated with investing in the Fund.
--------------------------------------------------------------------------------

A performance bar chart is provided for the Fund. The bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The bar chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.
--------------------------------------------------------------------------------

A table for the Fund shows its average annual total return before and after income taxes. The table also compares the Fund's performance to the performance of several broad-based securities market indices. Each index is a widely recognized, unmanaged index of securities. The Fund's past performance is not necessarily an indication of how it will perform in the future.
--------------------------------------------------------------------------------

Additional information about the Fund's investment strategies and risks is included beginning on page 9.
--------------------------------------------------------------------------------

ING Investments, LLC (ING Investments or Adviser) serves as investment adviser to the Fund.
--------------------------------------------------------------------------------

ING Investment Management Co. (INGIM or Sub-Adviser), formerly known as Aeltus Investment Management, Inc., serves as investment Sub-Adviser to the Fund.
--------------------------------------------------------------------------------

ING BALANCED  FUND

OBJECTIVE
Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.

INVESTMENT STRATEGY
The Fund seeks total return consisting of capital appreciation and current income. Under normal market conditions, the Fund allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;
- debt, such as bonds, mortgage-related and other asset-backed securities;
- U.S. Government securities; and
- money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Fund's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of the Fund, the Sub-Adviser typically emphasizes investment in stocks of larger U.S. companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of the Fund, the Sub-Adviser looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Fund may also invest in foreign debt securities.

The Fund may invest in convertible securities and derivative instruments.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

ALLOCATION RISKS -- the success of the Fund's strategy depends on the Sub-Adviser's skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SMALL-SIZED COMPANIES -- stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

CHANGES IN INTEREST RATES -- fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

RISKS OF FOREIGN INVESTING -- some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities, in addition to being sensitive to changes in interest rate, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the U.S. Government. The price of a U.S. Government security may decline due to changing interest rates.

RISKS OF DERIVATIVES -- the Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

HIGH YIELD SECURITIES -- high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk.

SECURITIES LENDING -- when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Securities lending may intensify the market risk, credit risk and other risks, and the Fund could incur losses in connection with the investment of such cash collateralizing loaned securities.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

6

ING BALANCED FUND
--------------------------------------------------------------------------------
[MONEY GRAPHIC]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
          25.00    14.49    20.09    16.26    12.05   (1.34)   (4.83)   (11.11)   18.01

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) The figures provide performance information for Class A shares of the Fund, since Class O shares do not have a full year of operations. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class A shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.), the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 12.73%
                           3rd quarter 2002: (9.46)%
              The Fund's Class A shares' year-to-date total return

                   as of June 30, 2004:   %
                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2003)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Composite Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                 %    11.23           0.79                  7.86
Class A Return After Taxes on Distributions(2)                 %    10.76          (0.52)                 5.60
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                    %     7.45           0.00                  5.60
S&P 500 Index (reflects no deductions for fees, expenses or
  taxes)(3)                                                    %    28.71          (0.57)                11.85(6)
LBAB Index (reflects no deductions for fees, expenses or
  taxes)(4)                                                    %     4.10           6.62                  7.45(6)
Composite Index (reflects no deductions for fees, expenses
  or taxes)(5)                                                 %    18.49           2.67                 10.43(6)

(1) This table shows performance for Class A shares of the Fund. Class A commenced operations on April 15, 1994.

(2) Reflects deduction of sales charge of 5.75%.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(5) The Composite Index consists of 60% S&P 500 Index and 40% LBAB Index.

(6) The Index returns are for the period beginning April 1, 1994.

FUND EXPENSES

The following tables describe Fund expenses. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all shareholders.

CLASS O SHAREHOLDER FEES

There are no sales charges deducted on initial purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. The Fund has adopted a Shareholder Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 CLASS O SHARES
                       ANNUAL FUND OPERATING EXPENSES(1)
                 (as a percentage of average daily net assets)

                                       Service                                            Waiver
                           Management  (12b-1)                      Total Operating  Reimbursement and    Net
                              Fee        Fees    Other Expenses(2)     Expenses         Recoupment      Expenses
ING Balanced Fund           0.80%      0.25%           %                 %               N/A               %

(1) This table shows the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses, annualized, for the Fund's most recently completed fiscal year. Actual expenses may be greater or less than estimated.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of the Fund's average daily net assets.

CLASS O SHARES EXAMPLE

The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5% and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

                                                  1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
ING Balanced Fund                    $

OTHER CONSIDERATIONS

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of the Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging markets investments.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security a time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

U.S. GOVERNMENT SECURITIES. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manger in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgage securities will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

The derivative instruments in which the Fund may invest include futures contracts and options.

FUTURES CONTRACTS AND OPTIONS: The Fund may use futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.
- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS. The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if the Sub-Adviser determines it is consistent with a Fund's investment objective and policies.

The most significant factor in the performance of a swap is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Sub-Adviser incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. The Sub-Adviser will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it may not achieve its investment objective.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund, as described in the SAI and in this Prospectus.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS. Participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the Fund's investment policies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. Investment in other investment companies may include investments in exchange traded funds, or "ETFs," which are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. Sometimes, the prices of ETFs may vary significantly from the net asset values of the ETF's underlying securities. If the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.

MANAGEMENT OF THE FUND

ING INVESTMENTS, LLC (ING INVESTMENTS OR ADVISER), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2004, ING Investments managed over $     billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fee paid by the Fund for its most recent fiscal year as a percentage of the Fund's average daily net assets:

                                         MANAGEMENT
FUND                                        FEE
ING Balanced                               0.80%

SUB-ADVISER

ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Directors (the "Board"). In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume the day-to-day portfolio management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. (INGIM), a Connecticut corporation, formerly known as Aeltus Investment Management, Inc., serves as the Sub-Adviser to the Fund. INGIM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, INGIM is registered with the SEC as an investment adviser. INGIM is an indirect, wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. INGIM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2004, INGIM managed over $     billion in assets. The principal
address of INGIM is 10 State House Square, Hartford, Connecticut 06103-3607.

ING BALANCED FUND

The Fund is managed by Hugh T.M. Whelan and James Kauffmann.

Mr. Whelan, Portfolio Manager, INGIM, co-manages ING Balanced Fund, leading a team of investment professionals responsible for the equity segment of the Fund. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with INGIM since 1989 and previously, served as a quantitative portfolio manager in INGIM's fixed-income group, specializing in corporate securities.

James B. Kauffmann co-manages ING Balanced Fund. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

INVESTING IN THE FUND

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES

HOW TO OPEN AN ACCOUNT If you wish to open an account, you must submit a completed application to the Fund. You may submit a completed and signed application along with your check to:

ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States and payable in U.S. dollars. If you can't invest at least $1,000 to start, you may open your account with a suitable Automatic Investment Plan ("AIP"). An AIP will allow you to invest regular amounts at regular intervals.

CLASS O ELIGIBILITY

Class O shares are offered to:

- Customers purchasing shares through ING DIRECT Securities, Inc.

- Members of such other groups as may be approved by the Board from time to time.

HOW TO BUY SHARES

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------------
   BY MAIL                           Complete and sign your application,        Fill out the investment stub from your
                                     make your check payable to ING DIRECT      confirmation statement or send a letter indicating
                                     Fund and mail to:                          your name, account number, the Fund in which you
                                                                                wish to invest and the amount you want to invest
                                     ING DIRECT Securities, Inc.                in the Fund.
                                     P.O. Box 15647
                                     Wilmington, DE 19885-5647                  Make your check payable to ING DIRECT Fund and
                                                                                mail to:
                                     Your check must be drawn on a bank
                                     located within the United States and       ING DIRECT Securities, Inc.
                                     payable in U.S. dollars. Cash, credit      P.O. Box 15647
                                     cards and third party checks cannot be     Wilmington, DE 19885-5647
                                     used to open an account.
                                                                                Your check must be drawn on a bank located within
                                                                                the United States payable in U.S. dollars. The
                                                                                Fund will accept checks which are made payable to
                                                                                you and endorsed to ING DIRECT Fund.
   -------------------------------------------------------------------------------------------------------------------------------
   BY OVERNIGHT COURIER              Follow the instructions above for "By      Follow the instructions above for "By Mail" but
                                     Mail" but send your completed              send your check and investment stub or letter to:
                                     application and check to:
                                                                                ING DIRECT Securities, Inc.
                                     ING DIRECT Securities, Inc.                1 South Orange Street
                                     1 South Orange Street                      Wilmington, DE 19801
                                     Wilmington, DE 19801
   -------------------------------------------------------------------------------------------------------------------------------
   BY WIRE                           Not available for initial purchases        Call 1-866-BUY-FUND (866-289-3863) prior to
                                                                                sending the wire in order to obtain a confirmation
                                                                                number.
                                                                                Instruct your bank to wire funds to:
                                                                                State Street Bank & Trust
                                                                                ABA #101003621
                                                                                (continued on next page)

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
                                                                                Credit to:
                                                                                State Street Bank & Trust
                                                                                Account #7518315

                                                                                Further Credit to:
                                                                                Name of Fund Shareholder
                                                                                Account Number
                                                                                Shareholder Registration

                                                                                Federal funds wire purchase orders will be
                                                                                accepted only when the Fund's transfer agent and
                                                                                custodian bank are open for business.

                                                                                Neither the Fund nor its agents are responsible
                                                                                for the consequences of delays resulting from the
                                                                                banking or Federal Reserve wire system or from
                                                                                incomplete instructions.
----------------------------------------------------------------------------------------------------------------------------------
   BY ELECTRONIC FUNDS TRANSFER      Follow the instructions above for "By      You may also purchase additional shares by
                                     Mail" but rather than send a check, be     Electronic Funds Transfer by calling
                                     sure to complete section 4 of the          1-866-BUY-FUND (866-289-3863).
                                     application.
   -------------------------------------------------------------------------------------------------------------------------------
   BY EXCHANGE                       Submit a written request to the address    Submit a written request to the address listed
                                     listed above under "By Mail." Include:     above under "By Mail." Include:
                                     - Your name and account number.            - Your name and account number
                                     - The name of the Fund into and out of     - The name of the Fund into and out of which you
                                       which you wish to exchange.                wish to exchange.
                                     - The amount to be exchanged and the       - The amount to be exchanged and the signatures of
                                       signatures of all shareholders.            all shareholders.

                                     You may also exchange your shares by       You may also exchange your shares by calling
                                     calling 1-866-BUY-FUND (866-289-3863).     1-866-BUY-FUND (866-289-3863).
                                     Please be prepared to provide:             Please be prepared to provide:
                                     - The Funds' names.                        - The Funds' names.
                                     - Your account number(s).                  - Your account number(s).
                                     - Your Social Security number or           - Your Social Security number or taxpayer
                                       taxpayer identification number.          identification number.
                                     - Your address.                            - Your address.
                                     - The amount to be exchanged.              - The amount to be exchanged.

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests may be made in writing or, in amounts up to $100,000, by telephone. A medallion signature guarantee is required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that a notary public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

   REDEMPTIONS BY MAIL                   You may redeem shares you own in any Fund by sending written instructions to:

                                         ING DIRECT Securities, Inc.
                                         P.O. Box 15647
                                         Wilmington, DE 19885-5647

                                         Your instructions should identify:
                                         - The Fund.
                                         - The number of shares or dollar amount to be redeemed.
                                         - Your name and account number.

                                         Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY WIRE                   Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a medallion signature guarantee.
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY                        Call 1-866-BUY-FUND (866-289-3863). Please be prepared to provide your account number,
   TELEPHONE                             account name and the amount of the redemption, which must be no more than $100,000.

TIMING OF REQUESTS

Orders that are received by the Fund's transfer agent, or as otherwise provided below, before the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) will be processed at the Net Asset Value (NAV) calculated that business day. Orders received after the close of regular trading on the NYSE will be processed at the NAV calculated on the following business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent.

The Fund may appoint certain financial intermediaries and institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Fund. If you purchase or redeem shares in connection with programs offered by these Institutions, and the Institution receives your order before the close of regular trading on the NYSE, your shares will be purchased or redeemed at the NAV determined that business day.

Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf, subject to the Fund's approval. In that case, the Fund will be deemed to have received a purchase or redemption order when the Institution's authorized designee accepts the order.

Investors purchasing through ING Direct Securities, Inc. should refer to its materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES

NET ASSET VALUE The net asset value (NAV) per share for Class O shares of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share for each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not readily available or are deemed unreliable, the Adviser may determine a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where an event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is not current market value quotation; and

- Securities that are restricted as to transfer or resale.

The Fund or Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

EXCHANGE PRIVILEGES

There is no fee to exchange shares from one Fund to another Fund offering the same share class. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.

There are no limits on the number of exchanges you can make. However, the Adviser or Distributor may suspend or terminate your exchange privilege if you make more than five exchanges out of the Fund in any calendar year, and the Adviser or Distributor may refuse to accept any exchange request, especially if as a result of the exchange, in ING Investment's judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objectives.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

EXCHANGE PRIVILEGES There is no fee to exchange shares from one Fund to another Fund offering the same share class. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.

MARKET TIMERS

The Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.

CROSS INVESTING

- DIVIDEND INVESTING You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.
- SYSTEMATIC EXCHANGE You may establish an automatic exchange of shares from one Fund to another.

TELEPHONE EXCHANGE AND/OR REDEMPTION PRIVILEGES You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a maximum of $100,000. Telephone redemption requests will not be accepted if you:

- Have submitted a change of address within the preceding 15 calendar days.
- Are selling shares in a retirement plan account held in a trust.

You may make account inquiry requests on-line at: www.ingdirect.com.

The Fund reserves the right to amend telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Fund believes it is advisable to do so.

ADDITIONAL SERVICES The Fund offers the following additional investor services. The Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call 1-866-BUY-FUND (866-289-3863) for additional details.

- AUTOMATIC INVESTMENT You can make automatic monthly investments in the Fund.

- AUTOMATIC CASH WITHDRAWAL PLAN The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in the Fund.

- TDD SERVICE Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

- TAX-DEFERRED RETIREMENT PLANS The Fund may be used for investment by individual retirement accounts (IRAs, including Roth IRAs). Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

PAYMENTS TO SECURITIES DEALERS AND SELECTION OF EXECUTING BROKERS From time to time, ING Funds Distributor, LLC, the Company's principal underwriter, or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING Investments, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS Dividends are declared and paid semi-annually.

Capital gains distributions, if any, are paid on an annual basis annually. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.

Dividends are expected normally to consist of ordinary income.

Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of this payment, the share price of the Fund will be reduced by the amount of the payment.

DISTRIBUTION OPTIONS When completing your application, you must select one of the following three options for dividends and capital gains distributions:

- FULL REINVESTMENT Both dividends and capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund. This option will be selected automatically unless one of the other options is specified.

- CAPITAL GAINS REINVESTMENT Capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund and all net income from dividends will be distributed in cash.

- ALL CASH Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your investment professional. We will begin sending you individual copies thirty days after receiving your request.

TAX INFORMATION

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences of an investment in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's Class O shares performance since its commencement of operations. Because Class O shares of the Fund are new, there are no financial highlights available as of the date of this Prospectus.

ADDITIONAL INFORMATION

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market and investment strategies that significantly affected performance, the financial statements and the independent auditors' reports (in annual reports only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission
(SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI, or other information about the Fund:

ING DIRECT SECURITIES, INC.
P.O. Box 15647
Wilmington, DE 19885-5647

1-866-BUY-FUND (866-289-3863)

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Series Fund, Inc.  811-6352
  ING Balanced Fund

AFOPROS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 2004

                              ING SERIES FUND, INC.

      CLASS O SHARES OF THE ING BALANCED FUND.

      This Statement of Additional Information (the "SAI") is not a Prospectus, but is incorporated by reference, in, and should be read in conjunction with, the current Class O Prospectus dated ______, 2004, for ING Series Fund, Inc. (the "Company"), which has been filed with the U.S. Securities and Exchange Commission (the "SEC"). Capitalized terms not defined in this SAI are used as defined in the Prospectus.

      The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The Company currently has authorized the following series:

                          ING International Growth Fund
                                 ING Growth Fund
                             ING Small Company Fund
      ING Global Science and Technology Fund (formerly ING Technology Fund)
                          ING Index Plus LargeCap Fund
                           ING Index Plus MidCap Fund
                          ING Index Plus SmallCap Fund
                           ING Value Opportunity Fund
                                ING Balanced Fund
          ING Equity Income Fund (formerly ING Growth and Income Fund)
                                  ING Bond Fund
                               ING Government Fund
                          ING Aeltus Money Market Fund
                      ING Strategic Allocation Growth Fund
                     ING Strategic Allocation Balanced Fund
                      ING Strategic Allocation Income Fund

This SAI discusses the ING Balanced Fund (the "Fund") only.

THE FUND'S FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON, INCLUDED IN THE ANNUAL REPORT DATED MAY 31, 2003 IS INCORPORATED BY REFERENCE IN THIS SAI. A FREE COPY OF THE SEMI-ANNUAL REPORTS AND THE PROSPECTUS IS AVAILABLE UPON REQUEST BY WRITING TO: ING SERIES FUND, INC., 7337 DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ, 85258-2034, OR BY CALLING: 1-800-992-0180.

                                TABLE OF CONTENTS

HISTORY OF ING SERIES FUND, INC...........................................    3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES...........................    4
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS................................   54
INVESTMENT ADVISORY AGREEMENTS............................................   55
SUB-ADVISORY AGREEMENT....................................................   57
PROXY VOTING PROCEDURES...................................................   58
ADMINISTRATIVE SERVICES AGREEMENT.........................................   58
PRINCIPAL UNDERWRITER.....................................................   59
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.......................   60
PURCHASE AND REDEMPTION OF SHARES.........................................   61
BROKERAGE ALLOCATION AND TRADING POLICIES.................................   62
CODE OF ETHICS............................................................   63
SHAREHOLDER ACCOUNTS AND SERVICES.........................................   64
NET ASSET VALUE...........................................................   65
CALCULATION OF PERFORMANCE DATA...........................................   72
PERFORMANCE COMPARISONS...................................................   75
CUSTODIAN.................................................................   75
TRANSFER AGENT............................................................   75
INDEPENDENT AUDITORS......................................................   76
FINANCIAL STATEMENTS......................................................   76
Appendix A................................................................   77

                        HISTORY OF ING SERIES FUND, INC.

      The Company is a Maryland Corporation registered as a diversified open-end management investment company. The Company was organized in June 1991 and currently consists of the following separately managed, series:

                                    FUND NAME

                        ING International Growth Fund
                        ING Growth Fund
                        ING Small Company Fund
                        ING Global Science and Technology Fund
                        ING Index Plus LargeCap Fund
                        ING Index Plus MidCap Fund
                        ING Index Plus SmallCap Fund
                        ING Value Opportunity Fund
                        ING Balanced Fund
                        ING Equity Income Fund
                        ING Bond Fund
                        ING Government Fund
                        ING Aeltus Money Market Fund
                        ING Strategic Allocation Growth Fund
                        ING Strategic Allocation Balanced Fund
                        ING Strategic Allocation Income Fund

      Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

      SERIES AND CLASSES The Company currently offers multiple series. ING Balanced Fund is offered through this SAI and the corresponding Prospectus.

      The Board of Directors (the "Board") has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund currently are classified into multiple classes, not all of which are offered through this SAI. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class. Only Class O shares are offered through this SAI and the corresponding Prospectus.

      Capital Stock Fund shares are fully paid and nonassessable when issued. Class O shares have no preemptive or conversion rights. Each share of the Fund has the same rights to share in dividends declared by the Fund for that share class. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

      Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

      1940 Act Classification The Company is a diversified open-end management investment company, as those terms are defined under the 1940 Act. The 1940 Act generally requires, among other things, that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

      The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without the approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares which means the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

      The investment objective of the Fund is a fundamental policy. In addition, under these investment restrictions, the Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of the Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) concentrate its investments in any one industry, although the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to the Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(3) make loans, except that, to the extent appropriate under its investment program, the Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if the Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) the Fund may enter into certain futures contracts and options related thereto; (ii) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and

(8) act as an underwriter of securities, except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

      The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. The Fund will not:

    (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund, as described in this SAI and in the Prospectus;

    (2) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

    (3) invest in companies for the purpose of exercising control or management;

    (4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

    (5) invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Fund's Investment Adviser, or Sub-Adviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

    (6) invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the Sub-Adviser to be of comparable quality.

      Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Bloomberg Industry Group. The Sub-Adviser believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

      The chart below sets out certain investment techniques that the Fund may employ. Descriptions of these techniques and associated risk factors follow the chart.

                      ASSET CLASSES/ INVESTMENT TECHNIQUES

       EQUITIES'

       Common Stock
       Convertible Securities
       Preferred Stock
       Synthetic Convertible Securities
       FOREIGN INVESTMENTS

       ADRs / EDRs/ GDRs
       Eurodollar  Convertible Securities
       Eurodollar/Yankee Dollar Instruments
       Foreign Currency Exchange Transactions
       Foreign Mortgage Related Securities
       Foreign and Emerging Market Securities(1)
       International Debt Securities(2)
       Sovereign Debt Securities
       FIXED INCOME

       ARMS
       Credit-Linked Notes
       Corporate Debt Securities(3)
       Floating or Variable Rate Instruments(4)
       GICS
       GNMA Certificates
       High Yield Securities(5)
       Mortgage Related Securities(6)
       Municipal Securities
       Short-Term Investments
       Savings Association Obligations
       Municipal Lease Obligations
       Subordinated Mortgage Securities
       Tax Exempt Industrial Development Bonds & Pollution Control Bonds Interest/Principal Only Stripped
       Mortgage Backed Securities
       United States Government Securities

------------------------
(1) Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. The Fund will not invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).

(2) The Fund generally maintains at least 25% of its total assets in debt securities.

(3) While corporate debt securities generally have maturities of ten years or more, the Fund may purchase corporate debt securities which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

(4) Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be received through demand.

(5) The Fund will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by the Sub-Adviser or the Sub-Adviser to be of comparable quality).

(6) The Fund may invest in mortgage related securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

       OTHER INVESTMENTS

       Asset Backed Securities (non-Mortgage)
       Banking Industry Obligations
       Derivatives(7)
       Dealer  Options(8)
       Financial Futures Contracts and Related Options
       Foreign Currency Options
       Forward Currency Contracts

       Forward Foreign Currency Contracts
       Index-, Currency-, and Equity-Linked Securities
       Options on Futures (8)
       Over the Counter Options
       Put and Call Options (9)
       Stock Index Options
       Straddles
       Warrants
       IPOs
       Other Investment Companies
       Private Funds
       Real Estate Securities
       Restricted and Illiquid  Securities(10)
       TBA Sale Commitments
       Zero Coupon and Pay-In-Kind
       Supranational Agencies(11)
       INVESTMENT TECHNIQUES

       Borrowing (12)
       Lending of Portfolio Securities(13)
       Repurchase Agreements(14)
       Reverse Repurchase Agreements and Dollar Rolls
       Securities, Interest Rate and Currency Swaps
       Temporary Defensive Positions
       Short Sales(15)
       When-Issued Securities and Delayed-Delivery Transactions

------------------------
(7) For purposes other than hedging, the Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than described above, STRIPS (Separate Trading of Registered Interest and Principal Securities) and forward exchange contracts are not subject to this 30% limitation.

(8) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets at market value, at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

(9) The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is "covered' (i.e. it already owns the underlying security). The Fund may purchase put options when ING Investments, or the Sub-Adviser, believe that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

(10) The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered ING Investments, or the Sub-Adviser shall determine whether a particular security is deemed to be liquid based in the trading markets for the specific security and other factors.

(11) The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government.

(12) The Fund may borrow up to 5% of the value of its assets from a bank for temporary or emergency purposes. The Fund may borrow for leveraging purposes only if after the borrowing, the value of the Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings.

(13) The Fund may lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

(14) Repurchase Agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

(15) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund, as described in this SAI and in the Prospectus.

EQUITY INVESTMENTS; CONVERTIBLES

COMMON AND PREFERRED STOCKS

      Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Common stock and preferred stock are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.

      CONVERTIBLE SECURITIES

      A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics.

      "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated

"A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.

FOREIGN INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS

      Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts
(GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

EURODOLLAR CONVERTIBLE SECURITIES

      Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.

EURODOLLAR/YANKEE DOLLAR INSTRUMENTS

      The Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      The Fund that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of each Fund as a regulated investment company under the Internal Revenue Code Foreign Mortgage Related Securities of 1986, as amended (the "Code").

FOREIGN MORTGAGE RELATED SECURITIES

      Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

FOREIGN AND EMERGING MARKET SECURITIES

      Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

      Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

      Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

INTERNATIONAL DEBT SECURITIES

      International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero coupon securities.

      In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

      Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

      Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

      The manner, in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

      Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

      Brady Bonds. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

SOVEREIGN DEBT SECURITIES

      Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

FIXED INCOME SECURITIES

ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

      The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

      There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

DEBT SECURITIES

      The Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

CORPORATE DEBT SECURITIES

      Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

FLOATING OR VARIABLE RATE INSTRUMENTS

      The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

GUARANTEED INVESTMENT CONTRACTS

      Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

GNMA CERTIFICATES

      Certificates issued by the Government National Mortgage Association ("GNMA") ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Fund may purchase are the "modified pass-through" type.

      GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

      Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

      Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

HIGH  YIELD SECURITIES

               High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's, S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by the Sub-Adviser.

      These securities include:

      (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

      (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

      (c)   any securities convertible into any of the foregoing.

      Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing the Fund's objectives, ING Investments or the Sub-Adviser seeks to identify situations in which ING Investments or the Sub-Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer.

      Some of the risks associated with high-yield bonds include:

      Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

      Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

      Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

      Liquidity and Valuation Risks Some issues of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

      Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Sub-Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on the Sub-Adviser's own credit analysis than might be the case for a fund which does not invest in these securities.

MORTGAGE-RELATED SECURITIES

      Mortgage-related securities include U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Association ("FHLMC"). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. See, "U.S. Government Securities."

      One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

      "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States Government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

      The prices of high coupon U.S. Government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

      The Fund may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

      It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser or Sub-Adviser may, consistent with the Fund's investment objectives, policies and restrictions, consider making investments in such new types of securities.

      Other types of mortgage-related securities in which the Fund may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

      CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Fund may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act;
(c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

MUNICIPAL SECURITIES

      Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

      In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

      The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

      Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund. Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

SHORT-TERM INVESTMENTS

      Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      The Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

      For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S.

banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS

      The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

MUNICIPAL LEASE OBLIGATIONS.

      Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

      The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SUBORDINATED AND UNSECURED LOANS.

      Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE BACKED SECURITIES

      STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS.

      Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

UNITED STATES GOVERNMENT SECURITIES

      U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rate, the length of their maturity and the date of issuance. U.S. Government securities also include securities issued by instrumentalities of the U.S. Government. Securities issued by certain U.S. Government instrumentalities such as the Government National Mortgage Association, are backed by the full faith and credit of the United States. Securities issued by other instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are not backed by the full faith and credit of the United States. Although under certain conditions certain of these authorities may borrow from the U.S. Treasury. If the Fund invests in a U.S. Government security that is not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the U.S. Government security for ultimate repayment, and may not be able to assert a claim against the U.S. itself if the U.S. Government instrumentality does not meet its commitment. The Fund will invest in U.S. Government securities that are not backed by the fullfaith and credit of the United States only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities that are backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET BACKED SECURITIES (NON-MORTGAGE)

      The Fund may invest in non-mortgage asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

      Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

      The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

      The coupon rate, of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

BANKING INDUSTRY OBLIGATIONS

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      The Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

      In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

DERIVATIVES

      DEALER OPTIONS Certain risks are specific to dealer options and exchange-traded options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

      Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

      The Staff of the SEC takes the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

      The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act (the "CEA") by the Commodity Futures Trading Commission (CFTC). The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and is not subject to registration or regulation under the Act.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

      Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

      The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

      When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

      Investments in futures contracts on fixed income securities involve the risk that if ING Investment's or the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

      Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

      Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

      "Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

      If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.

      When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

      The Fund can buy and write (sell) options on futures contracts.

      Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio, or the relevant portion thereof.

      The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      FOREIGN CURRENCY OPTIONS The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

      FORWARD FOREIGN CURRENCY CONTRACTS Forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Sub-Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      INDEX-, CURRENCY- AND EQUITY-LINKED SECURITIES "Index-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Composite Stock Price Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

      Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

      OPTIONS ON FUTURES

      A futures option gives the Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.

      OVER THE COUNTER OPTIONS

      The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. The Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

      PUT AND CALL OPTIONS A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments or ING Aeltus.

      The Fund will not write call options on when-issued securities. The Fund purchases call options on primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

      So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

      When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

      An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

      The Fund may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or [market indices] is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

      In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

      If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

      The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

      The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

      Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

      FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

      Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent the Fund from being a commodity pool the Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market.

      Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Sub-Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      Swap Transactions The interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which the Fund may invest are described in the Prospectuses. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      Risks of Investing in Options There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

      In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

WARRANTS

      A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

INITIAL PUBLIC OFFERINGS

      Initial Public Offerings (IPOs) occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

      Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

      The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

      The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and, therefore, have a more limited effect on the Fund's performance.

      There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

OTHER INVESTMENT COMPANIES

      The Fund may invest up to 10% of its assets in other investment companies. The Fund may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as that Fund. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

EXCHANGE TRADED FUNDS (ETFS).

      Exchange Traded Funds ("ETFs") are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

PRIVATE FUNDS

      U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the

Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

      Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

      The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

      Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

      The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

      Private investment funds also include investments certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.

REAL ESTATE SECURITIES

      Investments in real estate securities include interests in real estate investment trusts ("REITs"), real estate development, real estate operating companies, ("REOCs") and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

      Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

RESTRICTED AND ILLIQUID SECURITIES

      The Fund may invest in a restricted security or an illiquid security if the Investment Adviser or a Sub-Adviser believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition.

      Because of the nature of these securities, a considerable period of time may elapse between the Fund's decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Company's Board of Directors.

      Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

TBA SALE COMMITMENTS

      The Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

      Zero coupon and deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

      The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

GOVERNMENT TRUST CERTIFICATES

      Government may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

SUPRANATIONAL AGENCIES

      Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

INVESTMENT TECHNIQUES

BORROWING

      If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

      When the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

      Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund's total assets. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan. The Fund seeks to mitigate this risk through contracted indemnification upon default.

      The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.

REPURCHASE AGREEMENTS

      Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Reverse Repurchase Agreements and Dollar Roll Transactions

      Reverse repurchase agreement transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

      In order to enhance portfolio returns and manage prepayment risks, the Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

      Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase the Fund's yield in the manner described above; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SECURITIES, INTEREST RATE AND CURRENCY SWAPS

      Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which the Fund may invest are described in the Prospectuses. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

SHORT SALES AGAINST THE BOX

      If the Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

TEMPORARY DEFENSIVE POSITIONS

      The Fund may invest in short-term, high-quality debt instruments and in U.S. Government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Investment Adviser's or the Sub-Adviser's determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest for temporary defensive purposes include (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Fund will invest in short-term instruments that do not have a maturity of greater than one year.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY SECURITIES

      In order to secure prices or yields deemed advantageous at the time the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund may also enter into forward commitments. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Fund may realize a capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

      When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

                             MANAGEMENT OF THE FUNDS

DIRECTORS

Set forth in the table below is information about each Director of the Company

                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                                             OFFICE AND                                              FUND           OTHER BOARD
                                             LENGTH OF                                              COMPLEX         MEMBERSHIPS
   NAME, ADDRESS AND      POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY         HELD BY
          AGE                 WITH FUND      SERVED(1)                 PAST 5 YEARS              DIRECTOR****        DIRECTOR
------------------------  ----------------  ------------  -------------------------------------  -------------  -------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. SCOTT FOX(2)           Director           Since 1997   President and Chief Executive                         Mr. Fox serves as
10 State House                                            Officer (April 2001 to present),                      director of the
Square                                                    Managing Director and Chief                           board of IPC
Hartford,                                                 Operating Officer (April 1994 to                      Financial Network,
Connecticut 06107                                         April 2001), Chief Financial Officer                  Inc. (January 2001
Date of Birth:                                            (April 1994 to July 2001), Aeltus                     to present)
02/01/1955                                                Investment Management, Inc.;
                                                          Executive Vice President (April 2001
                                                          to present), Director, Chief
                                                          Operating Officer (February 1995 to
                                                          present), Chief Financial Officer,
                                                          Managing Director (February 1995 to
                                                          April 2001), Aeltus Capital, Inc.

                                                                                                  NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                                             OFFICE AND                                              FUND           OTHER BOARD
                                             LENGTH OF                                              COMPLEX         MEMBERSHIPS
   NAME, ADDRESS AND      POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY         HELD BY
          AGE                 WITH FUND      SERVED(1)                 PAST 5 YEARS              DIRECTOR****        DIRECTOR
------------------------  ----------------  ------------  -------------------------------------  -------------  -------------------
THOMAS J.                 Director           February     Chief Executive Officer, ING U.S.                     Director,
MCINERNEY(3)                                 2001 -       Financial Services (September 2001 -                  Hemisphere, Inc.
7337 E. Doubletree                           Present      Present); General Manager and Chief                   (May 2003 -
Ranch Rd.                                                 Executive Officer, ING U.S.                           Present); Trustee,
Scottsdale, Arizona                                       Worksite Financial Services                           ING Investors Trust
85258                                                     (December 2000 - Present); Member,                    (February 2002 -
Date of Birth:                                            ING Americas Executive Committee                      Present); Director,
05/05/1956                                                (2001 - Present); President, Chief                    Equitable Life
                                                          Executive Officer and Director of                     Insurance Co.,
                                                          Northern Life Insurance Company                       Golden American Life
                                                          (March 2001 - October 2002), ING                      Insurance Co., Life
                                                          Aeltus Holding Company, Inc. (2000                    Insurance Company of
                                                          - Present), ING Retail Holding                        Georgia, Midwestern
                                                          Company (1998 - Present), ING Life                    United Life
                                                          Insurance and Annuity Company                         Insurance Co.,
                                                          (September 1997 - November 2002)                      ReliaStar Life
                                                          and ING Retirement Holdings, Inc.                     Insurance Co.,
                                                          (1997 - Present).  Formerly, General                  Security Life of
                                                          Manager and Chief Executive                           Denver, Security
                                                          Officer, ING Worksite Division                        Connecticut Life
                                                          (December 2000 - October 2001),                       Insurance Co.,
                                                          President, ING-SCI, Inc. (August                      Southland Life
                                                          1997 - December 2000); President,                     Insurance Co., USG
                                                          Aetna Financial Services (August                      Annuity and Life
                                                          1997 - December 2000)                                 Company, and United
                                                                                                                Life and Annuity
                                                                                                                Insurance Co. Inc
                                                                                                                (March 2001 -
                                                                                                                Present); Trustee,
                                                                                                                Ameribest Life
                                                                                                                Insurance Co.,
                                                                                                                (2001- 2003);
                                                                                                                Trustee, First
                                                                                                                Columbine Life
                                                                                                                Insurance Co.,
                                                                                                                (2001-2002); Member
                                                                                                                of the Board,
                                                                                                                National Commission
                                                                                                                on Retirement
                                                                                                                Policy, Governor's
                                                                                                                Council on Economic
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

                                                                                                  NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                                             OFFICE AND                                              FUND           OTHER BOARD
                                             LENGTH OF                                              COMPLEX         MEMBERSHIPS
   NAME, ADDRESS AND      POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY         HELD BY
          AGE                 WITH FUND      SERVED(1)                 PAST 5 YEARS              DIRECTOR****        DIRECTOR
------------------------  ----------------  ------------  -------------------------------------  -------------  -------------------

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

ALBERT E. DEPRINCE, JR.   Director           June 1998 -  Director, Business and Economic                       None
3029 St. Johns Drive                         Present      Research Center, August 1999 to
Murfreesboro, Tennessee                                   present, and Professor of Economics
37129                                                     and Finance, Middle Tennessee State
Date of Birth:                                            University, August 1991 to present.
04/24/1941

MARIA T. FIGHETTI         Director           April 1994 - Associate Commissioner for Contract                   None
325 Piermont Road                            Present      Management, Health Services, New
Closter, New Jersey                                       York City Department of Mental
07624                                                     Health, Mental Retardation and
Date of Birth:                                            Alcohol Services July 1973 to
09/07/1943                                                October 2002.

SIDNEY KOCH               Director           April 1994 - Financial Adviser, self-employed,                     None
455 East 86th Street                         Present      January 1993 to present.
New York,
New York 10028
Date of Birth:
04/22/1935

CORINE T. NORGAARD        Director           June 1991 -  Dean of the Barney School of                          Director, Mass
556 Wormwood Hill                            Present      Business, University of Hartford,                     Mutual Corporate
Mansfield Center,                                         August 1996 to present.                               Investors (April
Connecticut 06250                                                                                               1997 - Present)
Date of Birth:
06/20/1937

                                                                                                  NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                                             OFFICE AND                                              FUND           OTHER BOARD
                                             LENGTH OF                                              COMPLEX         MEMBERSHIPS
   NAME, ADDRESS AND      POSITION(S) HELD     TIME        PRINCIPAL OCCUPATION(S) DURING THE    OVERSEEN BY         HELD BY
          AGE                 WITH FUND      SERVED(1)                 PAST 5 YEARS              DIRECTOR****        DIRECTOR
------------------------  ----------------  ------------  -------------------------------------  -------------  -------------------
EDWARD T. O'DELL          Director           June 2002 -  Formerly, Partner/Chairman,                           None
7337 E. Doubletree                           Present      Financial Service Group, Goodwin
Ranch Rd.                                                 Procter LLP (June 1966 to September
Scottsdale, Arizona                                       2000); Chairman, Committee I -
85258                                                     International Bar Association (1995
Date of Birth:                                            to 1999).
11/26/1935

JOSEPH E. OBERMEYER       Director          January 2003  President, Obermeyer & Associates,                    None
9909 NE 4th Avenue Rd.                       - Present    Inc. (November 1999 to present) and
Miami Shores, FL 33138                                    Senior Manager, Arthur Anderson, LLP
Date of Birth:                                            (1995 - October 1999).
10/24/1957

      (1) Directors serve until their successors are duly elected and qualified.

      (2) Mr. Fox is an "interested person", as defined by the 1940 Act, because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.

      (3) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

      **** FOR THE PURPOSES OF THIS TABLE, "FUND COMPLEX" MEANS THE FOLLOWING INVESTMENT COMPANIES: ING EQUITY TRUST; ING FUNDS TRUST; ING INVESTMENT FUNDS, INC.; ING INVESTORS TRUST; ING MAYFLOWER TRUST; ING MUTUAL FUNDS; ING PRIME RATE TRUST; ING SENIOR INCOME FUND; ING VARIABLE INSURANCE TRUST; ING VARIABLE PRODUCTS TRUST; ING EMERGING MARKETS FUND, INC.; ING VP NATURAL RESOURCES TRUST; USLICO SERIES FUND, ING PARTNERS, INC.; ING VP BALANCED PORTFOLIO, INC.; ING STRATEGIC ALLOCATION PORTFOLIO, INC.; ING GET FUNDS; ING VP BOND PORTFOLIO; ING VP MONEY MARKET PORTFOLIO; ING VARIABLE FUNDS, INC.; ING VARIABLE PORTFOLIOS, INC.; AND ING SERIES FUND, INC.

OFFICERS

      Information about the ING Funds' officers are set forth in the table below:

 NAME, ADDRESS AND     POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH OF
       AGE                 THE COMPANY                TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (1)
-------------------  -----------------------  ----------------------------  ------------------------------------------------------
JAMES M. HENNESSY    President, Chief         February 2002 - Present       President and Chief Executive Officer, ING Capital
7337 E. Doubletree   Executive Officer and                                  Corporation, LLC, ING Funds Services, LLC, ING
Ranch Rd.            Chief Operating Officer                                Investments, LLC (December 2001 - Present); Chief
Scottsdale, Arizona                                                         Operating Officer, ING Funds Distributor, LLC (June
85258                                                                       2000 - Present); Vice President, ING Life Insurance
Date of Birth:                                                              and Annuity Company (December 2003 - Present);
04/09/1949                                                                  Director, ING Capital Corporation, LLC, ING Funds
                                                                            Services, LLC, ING Investments, LLC and ING Funds
                                                                            Distributor, LLC (December 2000-Present); and
                                                                            Executive Vice President, ING Funds Distributor, LLC
                                                                            (April 1998 - Present). Formerly, President and Chief
                                                                            Executive Officer, ING Advisors, Inc. and EAMC
                                                                            Liquidation Corp. (December 2001-October 2003) and
                                                                            Express America T.C., Inc. (December 2001-September
                                                                            2003); Senior Executive Vice President, ING Capital
                                                                            Corporation, LLC, ING Funds Services, LLC, ING
                                                                            Investments, LLC, ING Advisors, Inc., Express America
                                                                            T.C., Inc. and EAMC Liquidation Corp. (June
                                                                            2000-December 2000); Executive Vice President, ING
                                                                            Capital Corporation, LLC, ING Funds Services, LLC,
                                                                            ING Investments, LLC (April 1998-June 2000) and ING
                                                                            Quantitative Management, Inc. (October 2001-September
                                                                            2002); Chief Operating Officer, ING Quantitative
                                                                            Management, Inc. (October 2001-September 2002);
                                                                            Senior Vice President, ING Capital Corporation, LLC,
                                                                            ING Funds Services, LLC, ING Investments, LLC and ING
                                                                            Funds Distributor, LLC (April 1995-April 1998);
                                                                            Secretary, ING Capital Corporation, LLC, ING Funds
                                                                            Services, LLC, ING Investments, LLC, ING Funds
                                                                            Distributor, LLC, ING Advisors, Inc., Express America
                                                                            T.C., Inc. and EAMC Liquidation Corp. (April
                                                                            1995-December 2000); and Director, ING Advisors, Inc.
                                                                            and EAMC Liquidation Corp. (December 2000- October
                                                                            2003), ING Quantitative Management, Inc. (December
                                                                            2000- September 2002) and Express America T.C., Inc.
                                                                            (December 2000- September 2003).

 NAME, ADDRESS AND     POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH OF
       AGE                 THE COMPANY                TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (1)
-------------------  -----------------------  ----------------------------  ------------------------------------------------------
MICHAEL J. ROLAND    Executive Vice           April 2002 - Present          Executive Vice President, Chief Financial Officer and
7337 E. Doubletree   President, Assistant                                   Treasurer, ING Funds Services, LLC, ING Funds
Ranch Rd.            Secretary                                              Distributor, LLC, ING Advisors, Inc., ING
Scottsdale, Arizona                                                         Investments, LLC, Express America T.C., Inc. and EAMC
85258                Principal Financial      February 2002 - Present       Liquidation Corp. (December 2001 - Present).
Date of Birth:       Officer                                                Formerly, Executive Vice President, ING Quantitative
05/30/1958                                                                  Management, Inc. (December 2001-September 2002); and
                                                                            Senior Vice President, ING Funds Services, LLC, ING
                                                                            Investments, LLC and ING Funds Distributor, LLC (June
                                                                            1998 - December 2001).

STANLEY D. VYNER     Executive Vice           February 2002 - Present       Executive Vice President, ING Advisors, Inc. and ING
7337 E. Doubletree   President                                              Investments, LLC (July 2000 - Present); and Chief
Ranch Rd.                                                                   Investment Officer, ING Investments, LLC (July 1996 -
Scottsdale, Arizona                                                         Present). Formerly, President and Chief Executive
85258                                                                       Officer, ING Investments, LLC (August 1996 - August
Date of Birth:                                                              2000).
05/14/1950

ROBERT S. NAKA       Senior Vice President    February 2002 - Present       Senior Vice President and Assistant Secretary, ING
7337 E. Doubletree   and Assistant Secretary                                Funds Services, LLC, ING Funds Distributor, LLC, ING
Ranch Rd.                                                                   Advisors, Inc., ING Capital Corporation, LLC and ING
Scottsdale, Arizona                                                         Investments, LLC (December 2001 - Present). Formerly,
85258                                                                       Senior Vice President and Assistant Secretary, ING
Date of Birth:                                                              Quantitative Management, Inc. (October 2001 -
06/17/1963                                                                  September 2002); and Vice President, ING Investments,
                                                                            LLC (April 1997 - October 1999) and ING Funds
                                                                            Services, LLC (February 1997 - August 1999).

 NAME, ADDRESS AND     POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH OF
       AGE                 THE COMPANY                TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (1)
-------------------  -----------------------  ----------------------------  ------------------------------------------------------
KIMBERLY A.ANDERSON  Senior Vice President    December 2003 - Present       Senior Vice President, ING Funds Services, LLC, ING
7337 E. Doubletree                                                          Funds Distributor, LLC, ING Advisors, Inc and ING
Ranch Rd.            Vice President           February 2002 - December      Investments, LLC (October 2003 - Present). Formerly,
Scottsdale, Arizona                           2003                          Vice President, ING Funds Services, LLC, ING Funds
85258                                                                       Distributor, LLC, ING Advisors, Inc. and ING
Date of Birth:       Secretary                February 2003 - September     Investments, LLC (October 2001 - October 2003);
07/25/1964                                    2003                          Secretary, ING Funds Services, LLC, ING Funds
                                                                            Distributor, LLC, ING Advisors, Inc. and ING
                                                                            Investments, LLC (October 2001 - August 2003); Vice
                                                                            President, ING Quantitative Management, Inc. (October
                                                                            2001 - September 2002); Assistant Vice President, ING
                                                                            Funds Services, LLC (November 1999 - January 2001);
                                                                            and has held various other positions with ING Funds
                                                                            Services, LLC for more than the last five years.

THERESA K. KELETY    Secretary                September 2003 - Present      Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree                                                          Present). Formerly, Senior Associate with Shearman &
 Ranch Rd.                                                                  Sterling (February 2000 - April 2003); and Associate
Scottsdale, Arizona                                                         with Sutherland Asbill & Brennan (1996 - February
85258                                                                       2000).
Date of Birth:
02/28/1963

DAVID GREENWALD      Vice-President           August 2003 - Present         Vice President of Mutual Fund Compliance, ING Funds
7337 E. Doubletree                                                          Services, LLC (May 2003 - Present). Formerly,
Ranch Rd.                                                                   Assistant Treasurer and Director of Mutual Fund
Scottsdale, Arizona                                                         Compliance and Operations, American Skandia, a
85258                                                                       Prudential Financial Company (October 1996 - May
Date of Birth:                                                              2003).
09/24-1957

ROBYN L. ICHILOV     Vice President and       February 2002 - Present       Vice President, ING Funds Services, LLC (October 2001
7337 E. Doubletree   Treasurer                                              - Present) and ING Investments, LLC (August 1997 -
Ranch Rd.                                                                   Present); and Accounting Manager, ING Investments,
Scottsdale, Arizona                                                         LLC (November 1995 - Present).
85258
Date of Birth:
09/25/1967

 NAME, ADDRESS AND     POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH OF
       AGE                 THE COMPANY                TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (1)
-------------------  -----------------------  ----------------------------  ------------------------------------------------------
LAUREN D. BENSINGER  Vice President           March 2003 - Present          Vice President, ING Funds Distributor, LLC and ING
7337 E. Doubletree                                                          Funds Services, LLC (July 1995 to Present), ING
Ranch Rd.                                                                   Investments, LLC (February 1996-Present) and ING
Scottsdale, Arizona                                                         Advisors, Inc. (July 2000 - Present); and Chief
85258                                                                       Compliance Officer, ING Funds Distributor, LLC (July
Date of Birth:                                                              1995-Present), ING Investments, LLC (October
02/06/1954                                                                  2001-Present) and ING Advisors, Inc. (July 2000 -
                                                                            Present). Formerly, Vice President, ING Quantitative
                                                                            Management, Inc. (July 2000-September 2002); and
                                                                            Chief Compliance Officer, ING Quantitative
                                                                            Management, Inc. (July 2000-September 2002).

TODD MODIC           Vice President           September 2003 - Present      Vice President of Financial Reporting, Fund
7337 E. Doubletree                                                          Accounting of ING Funds Services, LLC (September 2002
Ranch Rd.            Assistant Vice           April 2002 - September 2003   - Present). Formerly, Director of Financial
Scottsdale, Arizona  President                                              Reporting, ING Investments, LLC (March 2001 -
85258                                                                       September 2002); Director of Financial Reporting,
Date of Birth:                                                              Axient Communications, Inc. (May 2000 - January
11/03/1967                                                                  2001); and Director of Finance, Rural/Metro
                                                                            Corporation (March 1995 - May 2000).

SUSAN KINENS         Assistant Vice           March 2003 - Present          Assistant Vice President and Assistant Secretary, ING
7337 E. Doubletree   President and Assistant                                Funds Services, LLC (December 2002 - Present); and
Ranch Rd.            Secretary                                              has held various other positions with ING Funds
Scottsdale, Arizona                                                         Services, LLC for more than the last five years.
85258
Date of Birth:
12/31/1976

MARIA M. ANDERSON    Assistant Vice           April 2002 - Present          Assistant Vice President, ING Funds Services, LLC
7337 E. Doubletree   President                                              (October 2001 - Present). Formerly, Manager of Fund
Ranch Rd.                                                                   Accounting and Fund Compliance, ING Investments, LLC
Scottsdale, Arizona                                                         (September 1999 - November 2001).
85258
Date of Birth:
05/29/1958

 NAME, ADDRESS AND     POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH OF
       AGE                 THE COMPANY                TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (1)
-------------------  -----------------------  ----------------------------  ------------------------------------------------------
HUEY P.FALGOUT, JR.  Assistant Secretary      September 2003 - Present      Chief Counsel, ING U.S. Financial Services (November
7337 E. Doubletree                                                          2002 - Present). Formerly, Associate General Counsel,
Ranch Rd.                                                                   AIG American General (January 1999 - November 2002).
Scottsdale, Arizona
85258
Date of Birth:
11/15/1963

(1) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING      ING Funds Services, LLC (March 2002 - name changed from ING
  Pilgrim Investments, LLC)                                      Pilgrim Group, LLC)
 ING Mutual Funds Management Co., LLC (April 2001 - merged     ING Pilgrim Group, Inc. (February 2001 - merged into
  into ING Pilgrim Investments, LLC)                             Pilgrim Group LLC)
 ING Pilgrim Investments, Inc. (February 2001 - merged into    ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Investments, LLC)                                ING Pilgrim Group, Inc. (September 2000 - name changed
 ING Pilgrim Investments, LLC (February 2001 - formed)           from Pilgrim Group, Inc.)
 ING Pilgrim Investments, Inc. (September 2000 - name changed  Lexington Global Asset Managers, Inc. (July 2000 - merged
  from Pilgrim Investments, Inc.)                                into Pilgrim Group, Inc.)
 Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim    Northstar Administrators, Inc. (November 1999 - merged
  Investments, Inc.)                                             into Pilgrim Group, Inc.)
 Pilgrim Investments, Inc. (October 1998 - name changed from     Pilgrim Group, Inc. (October 1998 - name changed from
  Pilgrim America Investments, Inc.)                             Pilgrim American Group, Inc.)
 Pilgrim America Investments, Inc. (April 1995 - name changed  Pilgrim America Group, Inc. (April 1995 - name changed
  from Newco Advisory Corporation)                               from Newco Holdings Management Corporation)
 Newco Advisory Corporation (December 1994 - incorporated)    Newco Holdings Management Corporation (December
                                                              1994 - incorporated)
 **Pilgrim Advisors, Inc. (November 1999 - name changed from
  Northstar Investment Management Corporation)

ING Funds Distributor, LLC.  (October 2002)                   ING Capital Corporation, LLC (March 2002 - name changed
 ING Funds Distributor, Inc. (October 2002 - merged into ING      from ING Pilgrim Capital Corporation, LLC)
   Funds Distributor, LLC)                                     ING Pilgrim Capital Corporation (February 2001 - merged
  ING Funds Distributor, LLC (October 2002 - formed)              into ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Securities, Inc. (September 2000 - name changed  ING Pilgrim Capital Corporation, LLC (February 2001 -
   from Pilgrim Securities, Inc.)                                 formed)
 Northstar Distributors Inc. (November 1999 - merged into      ING Pilgrim Capital Corporation (September 2000 - name
   Pilgrim Securities, Inc.)                                      changed from Pilgrim Capital Corporation)
 Pilgrim Securities, Inc.  (October 1998 - name changed from   Pilgrim Capital Corporation (February 2000 - name changed
   Pilgrim America Securities, Inc.)                              from Pilgrim Holdings Corporation)
 Pilgrim America Securities, Inc. (April 1995 - name changed   Pilgrim Holdings Corporation (October 1999 - name changed
   from Newco Distributors Corporation)                           from Northstar Holdings, Inc.)
 Newco Distributors Corporation (December 1994  -              Northstar Holdings, Inc. (October 1999 - merged into
   incorporated)                                                  Pilgrim Capital Corporation)
                                                               Pilgrim Capital Corporation (June 1999 - name changed from
                                                                  Pilgrim America Capital Corporation)
                                                               Pilgrim Capital Corporation (June 1999 - merged into
                                                                  Pilgrim America Capital Corporation)
                                                               Pilgrim America Capital Corporation (April 1997 -
                                                                  incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING        ING Quantitative Management, Inc. (September 2002 -
   Pilgrim Advisors, Inc.)                                        Dissolved)
 ING Pilgrim Advisors, Inc. (March 2001 - name changed from     ING Quantitative Management, Inc. (March 2002 - name
   ING Lexington Management Corporation)                          changed from ING Pilgrim Quantitative Management, Inc.)
 ING Lexington Management Corporation (October 2000 - name     ING Pilgrim Quantitative Management, Inc. (March 2001 -
   changed from Lexington Management Corporation)                 name changed from Market Systems Research Advisors)
Lexington Management Corporation (December 1996 -              Market Systems Research Advisors, Inc. (November 1986 -
   incorporated)                                                  incorporated)

BOARD OF DIRECTORS

      The Board governs the Fund and is responsible for protecting the interests of the shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Committees

      The Board has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. O'Dell, and Mr. Obermeyer (collectively the "Independent Directors"). Ms. Norgaard currently serves as Chairman and Ms. Fighetti currently serves as Vice Chairman of the Committee. The Audit Committee held [ ] meetings during the fiscal year ended May 31, 2004.

      The Board has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. Mr. Koch currently serves as Chairman and Dr. DePrince currently serves as Vice Chairman of the Committee. The Contract Committee held [ ] meeting during the fiscal year ended May 31, 2004.

      The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held [ ] meetings during the fiscal year ended May 31, 2004.

      The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Ms. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Valuation Committee held [ ] meetings during the fiscal year ended May 31, 2004.

      The Board has established a Compliance Committee. Among its duties, the Committee receives, retains and acts upon reports of evidence of possible material violations of applicable United States federal or state securities laws and breaches of fiduciary duty arising under United States federal or state laws. The Legal Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. Dr. DePrince currently serves as Chairman of the Committee. The Committee meets as needed. The Legal Compliance Committee held no meetings during the fiscal year ended May 31, 2004.

DIRECTOR OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2003.

                                   AGGREGATE DOLLAR RANGE
                                 OF EQUITY SECURITIES IN ALL
                                   REGISTERED INVESTMENT
                                    COMPANIES OVERSEEN BY
                       BALANCED     DIRECTOR IN FAMILY OF
   NAME OF DIRECTOR      FUND       INVESTMENT COMPANIES
---------------------  --------  ---------------------------
INDEPENDENT DIRECTORS
Albert E. DePrince,
Jr.
Maria T. Fighetti
David L. Grove(1)
Sidney Koch
Edward T. O'Dell
Joseph E. Obermeyer
Corine T. Norgaard
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Scott Fox
Thomas McInerney

(*)   Held in a deferred compensation account.

(1)   David L.Grove resigned from the Board effective March 31, 2003.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership as of December 31, 2003 in securities of the ING Fund's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

                          NAME OF OWNERS
                         AND RELATIONSHIP                            VALUE OF   PERCENTAGE OF
     NAME OF DIRECTOR       TO DIRECTOR    COMPANY  TITLE OF CLASS  SECURITIES      CLASS
-----------------------  ----------------  -------  --------------  ----------  -------------
Albert E. DePrince, Jr.         N/A          N/A         N/A            $0           N/A
Maria T. Fighetti               N/A          N/A         N/A            $0           N/A
David L. Grove(1)               N/A          N/A         N/A            $0           N/A
Sidney Koch                     N/A          N/A         N/A            $0           N/A
Corine T. Norgaard              N/A          N/A         N/A            $0           N/A
Edward T. O'Dell(2)             N/A          N/A         N/A            $0           N/A
Joseph Obermeyer(3)             N/A          N/A         N/A            $0           N/A

(1)   David L. Grove resigned from the Board effective March 31, 2003.

COMPENSATION OF DIRECTORS

      During the period June 1, 2003 through May 31, 2004 the Fund's members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the period June 1, 2003 through May 31, 2004 the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                               COMPENSATION TABLE

                                                               PENSION OR
                                                               RETIREMENT      TOTAL COMPENSATION FROM
                                            AGGREGATE       BENEFITS ACCRUED    THE COMPANY AND FUND
           NAME OF PERSON               COMPENSATION FROM   AS PART OF FUND        COMPLEX PAID TO
             POSITION                      THE COMPANY          EXPENSES              DIRECTORS
-------------------------------------   -----------------   ----------------   -----------------------
Albert E. DePrince, Jr.*                      $[ ]                N/A                   $[ ]
Director
Maria T. Fighetti*                            $[ ]                N/A                   $[ ]
Director, Chairman Audit Committee**
David L. Grove(1)                             $[ ]                N/A                   $[ ]
Director
Sidney Koch                                   $[ ]                N/A                   $[ ]
Director, Chairman Contract Committee
Corine Norgaard                               $[ ]                N/A                   $[ ]
Director, Chairman Audit Committee
Joseph E. Obermeyer                           $[ ]                N/A                   $[ ]
Director
Edward T. O'Dell*(2)                          $[ ]                N/A                   $[ ]
Director
Richard G. Scheide ***                        $[ ]                N/A                   $[ ]
Director

      (1)   David L. Grove resigned from the Board effective March 31, 2003.

      * During the period June 1, 2003 through May 31, 2004, Ms. Fighetti, Mr. O'Dell, Dr. DePrince and Mr. Obermeyer deferred $[ ], $[ ], $[ ] and $[ ] respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans Dr. Grove received a payment on March 14, 2002 in the amount of $846,641.12.

      ** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001

     ***    Mr. Scheide retired as Director effective May 31, 2002.

      The Board has adopted a retirement policy under which each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Fund without the consent or approval of shareholders. As of _____,

2004, _______ owned beneficially or of record more than 25% of the Class O shares of any of the ING Funds.

      As of _____, 2004, ___ person owned beneficially or of record more than 5% of the outstanding Class O shares of the ING Funds.

      As of ____, 2004, officers and Directors of the Company owned less than 1% of the outstanding shares of any of the Funds.

                         INVESTMENT ADVISORY AGREEMENTS

      The investment adviser for the Fund is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Adviser, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to another investment adviser, ING Investment Management Co. ("INGIM" or the "Sub-Adviser"), formerly Aeltus Investment Management, Inc., serves as Sub-Adviser to the Fund. The Investment Adviser and INGIM are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

      On February 26, 2001, the name of the Investment Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, INGIM served as investment adviser to the Fund.

      The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Fund. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services the Fund. Pursuant to sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to INGIM. The Investment Adviser oversees the investment management of the Sub-Adviser for the Fund.

      The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

      After an initial term through December 31, 2002, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

      In connection with each annual approval, the Board is provided with qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements. In approving the Investment Management Agreement through December 31, 2004, the Board was advised by independent counsel, and considered a number of factors, including, but not limited to: (1) the short-term and long-term performance of the Fund in absolute terms and relative to objective benchmark indexes and other comparable mutual funds; (2) the nature and quality of the services provided by ING Investments;
(3)
the fees charged under the Investment Management Agreement for the Fund including a comparison to fees paid by other comparable mutual funds; (4) the reasonableness of the compensation paid to ING Investments under the Investment Management Agreement; (5) the profitability to ING Investments and its affiliates; (6) the personnel, capabilities and operations and financial condition of ING Investments; and (7) the expense ratio of the Fund in absolute terms and relative to other comparable mutual funds. The Board also reviewed information provided by ING Investments relating to its compliance systems, disaster recovery plans and personal trading policies and internal monitoring procedures. In addition, the Board considered the total services provided by ING Funds Services, LLC, an affiliate of ING Investments, as the administrator for all the Funds as well as the fees the administrator receives for such services.

      In reviewing the terms of the Investment Management Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and the Sub-Advisory Agreement, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement and the Sub-Advisory Agreement are in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of the Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and the Sub-Advisory Agreement.

      The Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

      As of __________, 2004, the Investment Adviser had assets under management of over $______ billion.

      The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

  FUND NAME    ADVISORY FEE          ASSETS
ING Balanced      0.800%      ON FIRST $500 MILLION
                  0.750%      ON NEXT $500 MILLION
                  0.700%      OVER $1 BILLION
                  0.650%      OVER $2 BILLION

For the period June 1, 2003 through May 31, 2004, investment advisory fees paid to ING Investments were as follows:

              TOTAL INVESTMENT          NET ADVISORY
  FUND NAME    ADVISORY FEES    WAIVER   FEES PAID
ING Balanced      $_______        $__     $_______

For the period June 1, 2002 through May 31, 2003, investment advisory fees paid to ING Investments were as follows:

              TOTAL INVESTMENT          NET ADVISORY
  FUND NAME    ADVISORY FEES    WAIVER   FEES PAID
ING Balanced      $873,838        $0      $873,838

For the period March 1, 2002 through May 31, 2002, investment advisory fees paid to ING Investments were as follows:

               TOTAL INVESTMENT            NET ADVISORY
  FUND NAME     ADVISORY FEES     WAIVER    FEES PAID
ING Balanced       $241,809         $0       $241,809

      For the period November 1, 2002 through February 28, 2002 and November 1, 2001 through February 28, 2002 investment advisory fees were paid to INGIM (investment adviser to the Fund prior to March 1, 2002) as follows:

Period November 1, 2001 through February 28, 2002:

               TOTAL INVESTMENT            NET ADVISORY
  FUND NAME     ADVISORY FEES     WAIVER    FEES PAID
ING Balanced       $302,597         $0       $302,597

                             SUB-ADVISORY AGREEMENT

      The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and officers of the Fund who are employees of the Investment Adviser or its affiliates and office rent of the Fund. Each Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

      Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or the Sub-Adviser, or its affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

      The Sub-Advisory Agreement may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of the Fund, or the shareholders of the Fund upon 60 days prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect December 31, 2004 with respect to the Fund, and will, thereafter, continue in effect from year to year, subject to the annual approval of the Board of Directors, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

      Pursuant to the Sub-Advisory Agreement between the Investment Adviser and INGIM, INGIM Aeltus acts as Sub-Adviser to the Fund. In this capacity, INGIM, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objectives, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. INGIM's address is 10 State

House Square, Hartford, Connecticut 06103-3602. INGIM is a wholly owned subsidiary of ING Groep N.V.

      As of ________, 2004, INGIM had assets under management of over $_____ billion.

      For the Fund, as compensation to the Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

NAME OF FUND  SUB-ADVISORY FEE *            ASSETS
ING Balanced       0.360%          On first $500 million
                   0.338%           On next $500 million
                   0.315%            On next $1 billion
                   0.293%              Over $2 billion

      * As a percentage of average net assets

      For the period June 1, 2003, through May 31, 2004, ING paid INGIM as Sub-Adviser the following:

  FUND NAME     SUB-ADVISORY FEES PAID
ING Balanced           $________

      For the period June 1, 2002, through May 31, 2003, ING paid INGIM as Sub-Adviser the following:

  FUND NAME     SUB-ADVISORY FEES PAID
ING Balanced           $393,227

      For the period March 1, 2002 through May 31, 2002, ING paid INGIM, in its capacity as Sub-Adviser, the following:

  FUND NAME     SUB-ADVISORY FEES PAID
 Balanced             $108,814

                             PROXY VOTING PROCEDURES

      The Board of Directors of the Fund (the "Board") has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Fund votes proxies relating to portfolio securities for the one year period ending June 30th will be made available through the ING's website (www.ingfunds.com) or by accessing the SEC's EDGAR database ( www.sec.gov).

                        ADMINISTRATIVE SERVICES AGREEMENT

      ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Fund pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by the

Investment Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreements, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. Prior to May 1, 2002, INGIM Aeltus provided administrative services to the Fund pursuant to administrative agreements. The services provided by INGIM included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.

      For its services, the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

      For the period June 1, 2003 through May 31, 2004, administrative service fees were paid to ING Funds Services as follows:

                                                               NET ADMINISTRATIVE
                TOTAL ADMINISTRATIVE                                SERVICES
  FUND NAME         SERVICES FEES      ADMINISTRATOR WAIVER         FEES PAID
ING Balanced           $_____                 $__                   $______

      For the period June 1, 2002 through May 31, 2003, administrative service fees were paid to ING Funds Services as follows:

                                                               NET ADMINISTRATIVE
                TOTAL ADMINISTRATIVE                                SERVICES
  FUND NAME         SERVICES FEES      ADMINISTRATOR WAIVER         FEES PAID
ING Balanced           $87,384                  $0                   $87,384

For the period November 1, 2002 through May 31, 2002:

                                                               NET ADMINISTRATIVE
                TOTAL ADMINISTRATIVE                                SERVICES
  FUND NAME         SERVICES FEES      ADMINISTRATOR WAIVER         FEES PAID

ING Balanced         $65,950                    $0                  $65,950

      For the fiscal years ended October 31, 2001, administrative services fees paid to INGIM (in its capacity as the former administrator to the Fund) were as follows:

                           YEAR ENDED OCTOBER 31, 2001

               TOTAL ADMINISTRATIVE                          NET ADMINISTRATIVE
  FUND NAME        SERVICES FEES      ADMINISTRATOR WAIVER   SERVICES FEES PAID
------------   --------------------   --------------------   ------------------
ING Balanced         $119,725                  $0                 $119,725

                              PRINCIPAL UNDERWRITER

      Shares of the Fund are distributed by ING Funds Distributor, LLC ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Fund and have no effect on the net asset value of the Fund. ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Groep N.V. and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Fund.

      For the period June 1, 2003 through May 31, 2004, fees were paid to ING Funds Distributor, LLC as follows:

  FUND NAME      TOTAL UNDERWRITING FEES
ING Balanced            $_______

      For the period June 1, 2002 through May 31, 2003, fees were paid to ING Funds Distributor, LLC as follows:

  FUND NAME      TOTAL UNDERWRITING FEES
ING Balanced            $170,144

      For the period January 1, 2002 through May 31, 2002, fees were paid to ING Funds Distributor LLC as follows:

  FUND NAME      TOTAL UNDERWRITING FEES
ING Balanced            $59,692

      For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001 Shareholder Services fees were paid to ACI (principal underwriter to the Fund prior to January 1, 2002) as follows:

      For the period November 1, 2001 through December 31, 2001

  FUND NAME      TOTAL UNDERWRITING FEES
ING Balanced            $21,296

      For the years ended October 31, 2001, underwriting fees were paid as follows:

  FUND NAME                     TOTAL UNDERWRITING FEES
                 YEAR ENDED OCTOBER 31, 2001
ING Balanced              $123,514

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

      Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, ING Funds Distributor is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of the Fund. The Service Fee may be used by ING Funds Distributor to compensate ING DIRECT Securities Inc. for servicing and maintaining shareholder accounts.

      ING Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

      The Shareholder Services Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

      In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, 2) the services provided to the Fund and its shareholders by ING Funds Distributor, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.

      Additional cash payments may be made by ING Funds Distributor to ING Direct for providing shareholder servicing and/or distribution services. Under this arrangement, ING Funds Distributor may pay ING Direct an additional 0.15% of the sales of the Class O shares of each Fund above the 0.25% discussed above. For the fiscal year end May 31, 2003, ING Funds Distributor paid $[ ] to ING Direct under these arrangements.

      Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to Class O of shares for the Fund for the fiscal year ended May 31, 2003 were $0 as Class O shares had not commenced operations the date of this SAI.

                        PURCHASE AND REDEMPTION OF SHARES

      Class O shares of the Company are purchased at the applicable net asset value (NAV) next determined after a purchase order is received. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.

      Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

      Certain brokers or other designated intermediaries such as third party administrators or plan trustees may accept purchase and redemption orders on behalf of the Fund. The transfer agent will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such order may be transmitted to the Fund or their agents several hours after the time of the acceptance and pricing.

      If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

      Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

      The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of the Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

      Purchases and exchanges should be made for investment purposes only. The Fund reserves the right to reject any specific purchase or exchange request. In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

      Subject to the supervision of the Board, INGIM has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is INGIM's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. INGIM may also consider the sale of shares of the Fund and of other investment companies advised by INGIM as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to INGIM's duty to obtain best execution.

      INGIM receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Fund and other investment companies, services related to the execution of trades on behalf of the Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. INGIM considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of INGIM in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.

      Research services furnished by brokers through whom the Fund effects securities transactions may be used by INGIM in servicing all of its accounts; not all such services will be used by INGIM to benefit the Fund.

      Consistent with federal law, INGIM may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. The judgment of INGIM as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect INGIM's opinion as to which services and which means of payment are in the long-term best interests of the Fund.

      INGIM may buy or sell the same security at or about the same time for the Fund and another advisory client of INGIM, including clients in which affiliates of INGIM have an interest. Either INGIM, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of the Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

Brokerage commissions were paid as follows:

  FUND NAME    JUNE 1, 2004 THROUGH MAY 31, 2004
ING Balanced                $_______


  FUND NAME    JUNE 1, 2002 THROUGH MAY 30, 2003
ING Balanced                $309,977

  FUND NAME    NOVEMBER 1, 2001 THROUGH MAY 31, 2002
ING Balanced                $128,710

                 FOR YEAR ENDED
  FUND NAME     OCTOBER 31, 2001
------------    ----------------
ING Balanced        $179,504

      For the period November 1, 2001 to May 31, 2002, commissions in the amounts listed below were paid with respect to portfolio transactions with certain brokers because of research services:

      Period ended November 1, 2001 through May 31, 2002:

  FUND NAME    COMMISSIONS PAID ON TOTAL TRANSACTIONS
------------   --------------------------------------
ING Balanced                 $10,228

      For the fiscal year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

  FUND NAME    COMMISSIONS PAID ON TOTAL TRANSACTIONS
------------   --------------------------------------
ING Balanced                  $27,443

      The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS

      The Fund, the Investment Adviser and ING Funds Distributor, LLC have an adopted Code of Ethics (in compliance with Rule 17j-1 under the 1940 Act) governing personal trading activities of all Directors and officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of Fund shares. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. INGIM has adopted its own Codes of Ethics to govern the personal trading activities of its personnel.

----------
* The Funds do not have any affiliated brokerage arrangements.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

      The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

      The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

      Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

      The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from the Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in the Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Cross Investing

      Cross investing may only be made in the Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

      Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in another Fund.

      Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

SIGNATURE GUARANTEE

      A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

      A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

      As noted in the Prospectus, the NAV and offering price of the Fund's
Class O shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Fund securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Fund securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

      The value of a foreign security traded on exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is not open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

      If a significant event which is likely to impact the value of a foreign security held by the Fund occurs after the time at which the foreign market for such security closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security at the time the Fund calculates its NAV. The Board has adopted procedures under which the fair value of foreign security may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time the Fund calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV per share.

      Options on securities currencies, futures and other financial instruments purchased by the Fund is valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

      The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

      In computing the net asset value for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

      Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to its close of business that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                               TAX CONSIDERATIONS

      The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.

      The Fund intends to qualify as a regulated investment company under the Code. To so qualify and to be taxed as a regulated investment company, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

      The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income, that qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      The status of the Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

      If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

      Distributions

      Dividends of investment company taxable income (including net short-term capital gains) generally are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction, and also may be eligible for federal income taxation at long-term capital gain rates in the case of individual shareholders, to the extent attributable to the Fund's dividend income from certain corporations, and if other applicable requirements are met, including, in the case of corporate dividends received deduction, a requirement that the dividends must have been paid by a U.S. corporation. However, the alternative minimum tax applicable to corporations may reduce the benefit of the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

      Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

      Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

      Original Issue Discount

      Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

      Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Foreign Currency Transactions

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

      Passive Foreign Investment Companies

      The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute assets which produce passive (i.e., investment type) income or held for the production of passive income or 75% or more of its gross income is passive income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Fund's PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

      Foreign Withholding Taxes

      Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

      Options and Hedging Transactions

      The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain options and financial contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to the Fund that did not engage in such hedging transactions.

      Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed before the end of the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

      Short Sales Against the Box

      If the Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

      Other Investment Companies

      It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies.

      Sale or Other Disposition of Shares

      Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

      In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

      Backup Withholding

      The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require (2) the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, (3) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (4) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

      Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

      Other Taxes

      Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

                         CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

      The Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1,

5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ERV

Where:   P     =  a hypothetical initial payment of $1,000,
         T     =  the average annual total return,
         n     =  the number of years, and
         ERV   =  the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

      The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:   P       =  a hypothetical initial payment of $1,000,
         T       =  the average annual total return (after taxes on
                    distributions),
         n       =  the number of years, and
         ATV(D)  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

      From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

      The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                             P(1 + T)(n) = ATV(DR)

Where:     P       =  a hypothetical initial payment of $1,000,
           T       =  the average annual total return (after taxes on
                      distributions),
           n       =  the number of years, and
           ATV(DR) =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption.

      All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

      From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

      The Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income.

ADDITIONAL PERFORMANCE QUOTATIONS

      Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge, if any, but may also show total return without giving effect to that charge. Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

      In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class O Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

      Class O shares for ING Balanced Fund had not commenced operations as of the dated of this SAI. The figures below provide information for Class A shares of the Fund, since Class O shares do not have a full year of operations.

      The average annual total returns, including sales charges, for Class A shares of the Fund for the one-, five-, and ten-year periods ended May 31, 2004 are as follows:

Total Return Quotations as of May 31, 2004:

CLASS A (assuming payment of the front-end sales load):

              FUND NAME           1 YEAR   5 YEARS   SINCE INCEPTION   INCEPTION DATE*
              ---------           ------   -------   ---------------   ---------------
BALANCED
Class A                                                                 01/03/1992
Class A (after taxes on
distributions)
Class A (after taxes on
distributions and sale of Fund
shares)

                                    CUSTODIAN

      As of June 1, 2003, Bank of New York, One Wall Street, New York, New York, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

      DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer and dividend-paying agent to the Fund.

                                  LEGAL COUNSEL

      Legal matters for the Company are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA, 02109.

                              INDEPENDENT AUDITORS

      KPMG LLP serves as the independent auditors for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston Massachusetts 02110. Prior to April 1, 2003, the Fund was audited by other independent accountants.

                              FINANCIAL STATEMENTS

      The Financial Statements and the independent auditors' report, thereon, appearing in the Company's Annual Reports for the period ended May 31, 2003 and the Company's Semi-Annual Reports fort the period ended November 30, 2003 (unaudited) are incorporated by reference into this SAI. The Company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 29, 2003
               As amended September 24, 2003 and December 17, 2003

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the "Adviser") the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of the Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When the Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

III.  APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser's proxy voting procedures must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

--------
(1) Reference in these Procedures to one or more Funds, shall as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

IV.   VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser's proxy procedures.

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that the Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that the Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will request that each member of the Proxy Group and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined the Adviser's proxy voting procedures), in substantially the form attached hereto as Exhibit 2.

      If Counsel determines that a conflict of interest appears to exist with respect to any of member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or an Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist.

      If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.    CONFLICTS OF INTEREST

In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote in accordance with the Guidelines, or the Agent's recommendation, where applicable, so that the Adviser shall have no opportunity to vote the Fund's proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.   REPORTING AND RECORD RETENTION

      A.    Reporting by the Funds

            Beginning in August 2004, on an annual basis, the Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for the Fund will also be available in the EDGAR database on the SEC's website.

      B.    Reporting to the Boards

            At each regularly scheduled meeting, the Board will receive a report from the Adviser's Proxy Coordinator indicating each proxy proposal
            (1) that was voted contrary to the Guidelines or the recommendation of the Agent, if applicable; and (2) for which the Proxy Group initially recommended a vote contrary to the Guidelines, or the recommendation of the Agent where applicable, but which was ultimately voted in accordance with the Guideline or the recommendation of the Agent in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending a vote, contrary to the Guidelines or the recommendation of the Agent, if applicable.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                         ING VP BALANCED PORTFOLIO, INC.
                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
                                  ING GET FUNDS
                              ING VP BOND PORTFOLIO
                          ING VP MONEY MARKET PORTFOLIO
                               ING VARIABLE FUNDS
                          ING VARIABLE PORTFOLIOS, INC.
                              ING SERIES FUND, INC.

Effective: July 29, 2003

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                            FORM OF CONFLICTS REPORT

            FORM OF CONFLICT OF INTEREST REPORT - PROXY GROUP MEMBERS
                          PROXY VOTING OF THE ING FUNDS

ISSUER:
MEETING DATE:
1.    To your knowledge, do you, or anyone in your immediate
      household, have a personal relationship of any sort with
      the Issuer, its officers, directors, or employees, or
      might you, or anyone in your immediate household, be
      affected by the outcome of the proxy proposal?
      EXPLANATION:                                                   YES    NO
                                                                     [ ]    [ ]

2.    To your knowledge, (1) does any ING Entity have a
      material business relationship with the Issuer or (2) is
      any ING Entity actively seeking to have a material
      business relationship with the Issuer?
      EXPLANATION:                                                   YES    NO
                                                                     [ ]    [ ]

3.    Have you, or, to your knowledge, anyone else employed by
      an ING Entity, been contacted by any person or
      organization, including another ING employee or
      affiliate, with a recommendation or request that a proxy
      be voted for (or against) a particular proposal with
      respect to the Issuer? This includes communications from
      the Issuer or its Affiliates, from a shareholder, or
      from a commercial, union or any other special interest
      group, but would not include routine communications from
      proxy solicitors.
      EXPLANATION:                                                   YES    NO
                                                                     [ ]    [ ]

4.    Are you aware of any other information that might lead a
      reasonable person to conclude that an ING Entity appears
      to have a conflict of interest with respect to the proxy
      proposal?
      EXPLANATION:                                                   YES    NO
                                                                     [ ]    [ ]

NAME:                                                DATE:
CERTIFICATION: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

AFFILIATE means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the issuer; (B) any company 5 % or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the issuer; (D) any officer, director, partner, copartner, or employee of the issuer; (E) if the issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING ENTITY means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC., ING Funds Distributor, LLC, Aeltus Investment Management, Inc., ING Investment Management Americas, Directed Services, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC.

ISSUER includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, subsidiary or parent, or company under common control.

MATERIAL BUSINESS RELATIONSHIP means (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the ISSUER.

** Please fax or email to Karla Bos at 480-477-2744 or karla.bos@ingfunds.com **

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to proxies for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by the Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by the Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of the Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of the Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote the Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of the Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in the Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or the Fund's Valuation and Proxy Voting Committee.

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

      A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote the Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

      For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
      (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that the Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that the Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by the Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1.    Votes in Accordance with Agent Recommendation

            In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

            2.    Non-Votes

            The Proxy Group may recommend that the Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

            If the Proxy Group recommends that the Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to the Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   CONFLICTS OF INTEREST

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding the Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of the Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of the Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                       TITLE OR AFFILIATION
Stanley D. Vyner          Chief Investment Risk Officer and
                          Executive Vice President of ING
                          Investments, LLC

Karla J. Bos              Acting Proxy Coordinator

Kimberly A. Anderson      Senior Vice President and Assistant
                          Secretary of ING Investments, LLC

Maria Anderson            Assistant Vice President - Manager Fund
                          Compliance of ING Funds Services, LLC

Michael J. Roland         Executive Vice President and Chief
                          Financial Officer of ING Investments, LLC

Todd Modic                Vice President of Financial Reporting -
                          Fund Accounting of ING Funds Services, LLC

Megan L. Dunphy, Esq.     Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

Effective as of November 17, 2003

                                    EXHIBIT 4
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 29, 2003
               As amended September 24, 2003 and December 17, 2003

I.    INTRODUCTION

The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of the Fund.

Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives.

II.   GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
THE BOARD OF DIRECTORS

Voting on director nominees in uncontested elections                                   Case-by-Case

Separating Chairman and CEO                                                            Case-by-Case

Shareholder proposals seeking a majority of independent directors                          For

Shareholder proposals asking that board audit, compensation, and/or                        For
nominating committees be composed exclusively of independent directors

Shareholder proposals requiring directors to own a minimum amount of company           Case-by-Case
stock in order to qualify as a director or to remain on the board

Term of Office

      -     Shareholder proposals to limit the tenure of outside directors               Against

Age Limits

      -     Shareholder proposals to impose a mandatory retirement age for                 For
            outside directors

Director and Officer Indemnification and Liability Protection                          Case-by-Case

      -     Limit or eliminate entirely directors' and officers' liability for           Against
            monetary damages for violating the duty of care

      -     Proposals that would expand coverage beyond just legal expenses to           Against
            acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

      - Proposals providing such expanded coverage in cases when a For director's or officer's legal defense was unsuccessful if:

            (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

            (2)   Only if the director's legal expenses would be covered

PROXY CONTESTS

Voting for director nominees in contested elections                                    Case-by-Case

Reimburse proxy solicitation expenses                                                  Case-by-Case

AUDITORS

Ratifying Auditors                                                                         For

Non-Audit Services

      -     Approval of auditors when total non-audit fees exceed the total of         Case-by-Case
            audit fees, audit-related fees and permissible tax fees

Auditor Independence

      -     Shareholder proposals asking companies to prohibit their auditors          Case-by-Case
            from engaging in non-audit services or capping the level of non-audit services

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
Audit Firm Rotation

      -     Shareholder proposals asking for mandatory audit firm rotation                Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

      -     Proposals to classify                                                         Against

      -     Proposals to repeal classified boards and to elect all directors               For
            annually

Shareholder Ability to Remove Directors

      -     Proposals that provide that directors may be removed only for cause           Against

      -     Proposals to restore shareholder ability to remove directors with              For
            or without cause

      -     Proposals that provide that only continuing directors may elect               Against
            replacement to fill board vacancies

      -     Proposals that permit shareholders to elect directors to fill board            For
            vacancies

Cumulative Voting

      -     Proposals to eliminate cumulative voting                                      Against

      -     Proposals to restore or permit cumulative voting                           Case-by-Case

Shareholder Ability to Call Special Meetings

      -     Proposals to restrict or prohibit shareholder ability to call                 Against
            special meetings

      -     Proposals that remove restrictions on the right of shareholders to             For
            act independently of management

Shareholder Ability to Act by Written Consent

      -     Proposals to restrict or prohibit shareholder ability to take                 Against
            action by written consent

      -     Proposals to allow or make easier shareholder action by written                For
            consent

Shareholder Ability to Alter the Size of the Board

      -     Proposals that seek to fix the size of the board                           Case-by-Case

      -     Proposals that give management the ability to alter the size of the           Against
            board without shareholder approval

TENDER OFFER DEFENSES

Poison Pills

      -     Proposals that ask a company to submit its poison pill for                     For

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
            shareholder ratification

      -     Shareholder Proposals to redeem a company's poison pill                    Case-by-Case

      -     Management Proposals to ratify a poison pill                               Case-by-Case

Fair Price Provisions

      -     Proposals to adopt fair price provisions                                   Case-by-Case

      -     Fair price provisions with shareholder vote requirements greater              Against
            than a majority of disinterested shares

Greenmail

      -     Proposals to adopt antigreenmail charter or bylaw amendments or                For
            otherwise restrict a company's ability to make greenmail payments

      -     Antigreenmail proposals when they are bundled with other charter or        Case-by-Case
            bylaw amendments

Pale Greenmail                                                                         Case-by-Case

Unequal Voting Rights

      -     Dual-class exchange offers                                                    Against

      -     Dual-class recapitalizations                                                  Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

      -     Management proposals to require a supermajority shareholder to                Against
            approve charter and bylaw amendments

      -     Shareholder proposals to lower supermajority shareholder vote                  For
            requirements for charter and bylaw amendments

Supermajority Shareholder Vote Requirement to Approve Mergers

      -     Management proposals to require a supermajority shareholder vote to           Against
            approve mergers and other significant business combinations

      -     Shareholder proposals to lower supermajority shareholder vote                  For
            requirements for mergers and other significant business combinations

White Squire Replacements                                                                  For

MISCELLANEOUS GOVERNANCE PROVISIONS

Shareholder proposals to adopt confidential voting, use independent                        For
tabulators, and use independent inspectors of election

Management proposals to adopt confidential voting                                          For

Equal Access

      -     Shareholder proposals that would allow significant company                     For

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
            shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board

Bundled or "Conditioned" Proxy Proposals                                               Case-by-Case

Shareholder Advisory Committees                                                        Case-by-Case

CAPITAL STRUCTURE

Common Stock Authorization

      -     Proposals to increase the number of shares of common stock, taking         Case-by-Case
            into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders' proportionate interest

      -     Proposals to increase the number of authorized shares of the class            Against
            of stock that has superior voting rights in companies that have dual-class capitalization structures

Stock Distributions: Splits and Dividends

      -     Management proposals to increase common share authorization for a              For
            stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns

Reverse Stock Splits

      -     Management proposals to implement a reverse stock split when the               For
            number of shares authorized for issue is proportionately reduced

      -     Proposals to implement a reverse stock split that do not                   Case-by-Case
            proportionately reduce the number of shares of authorized for issue

Preferred Stock

      -     Proposals authorizing the creation of new classes of preferred                Against
            stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock)

      -     Proposals to create blank check preferred stock in cases where the             For
            company expressly states that the stock will not be used as a takeover defense

      -     Proposals to authorize preferred stock in cases where the company              For
            specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

      -     Proposals to increase the number of blank check preferred shares           Case-by-Case
            after analyzing the number of preferred shares available for issue given a company's industry performance in terms of shareholder returns

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
Shareholder proposals to have blank check preferred stock placements, other                For
than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification

Management Proposals to Reduce the Par Value of Common Stock                               For

Shareholder Proposals that Seek Preemptive Rights                                      Case-by-Case

Debt Restructuring                                                                     Case-by-Case

Share Repurchase Programs                                                                  For

Tracking Stock                                                                         Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION                                                    Case-by-Case

Management Proposals Seeking Approval to Reprice Options                               Case-by-Case

Director Compensation                                                                  Case-by-Case

Employee Stock Purchase Plans                                                          Case-by-Case

OBRA-Related Compensation Proposals

      -     Amendments that Place a Cap on Annual Grants or Amend                          For
            Administrative Features

      -     Amendments to Add Performance-Based Goals                                      For

      -     Amendments to Increase Shares and Retain Tax Deductions Under OBRA         Case-by-Case

      -     Approval of Cash or Cash-and-Stock Bonus Plan                                  For

Shareholder Proposals to Limit Executive and Director Pay

      -     Proposals that seek additional disclosure of director pay                      For
            information

      -     Proposals that seek additional disclosure of executive pay                     For
            information

      -     All other proposals that seek to limit executive and director pay          Case-by-Case

Golden and Tin Parachutes

      -     Shareholder proposals to have golden and tin parachutes submitted              For
            for shareholder ratification

      -     All proposals to ratify or cancel golden or tin parachutes                 Case-by-Case

Employee Stock Ownership Plans (ESOPs)                                                     For

401(k) Employee Benefit Plans                                                              For

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
                                                                                           For

      Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date

STATE OF INCORPORATION

Voting on State Takeover Statutes                                                      Case-by-Case

Voting on Reincorporation Proposals                                                    Case-by-Case

MERGERS AND CORPORATE RESTRUCTURINGS

Mergers and Acquisitions                                                               Case-by-Case

Corporate Restructuring                                                                Case-by-Case

Spinoffs                                                                               Case-by-Case

Asset Sales                                                                            Case-by-Case

Liquidations                                                                           Case-by-Case

Appraisal Rights                                                                           For

Changing Corporate Name                                                                    For

Adjournment of Meeting

      -     Proposals to adjourn a meeting when the primary proposal is also               For
            voted FOR

MUTUAL FUND PROXIES

Election of Directors                                                                  CASE-BY-CASE

Converting Closed-end Fund to Open-end Fund                                            Case-by-Case

Proxy Contests                                                                         Case-by-Case

Investment Advisory Agreements                                                         Case-by-Case

Approving New Classes or Series of Shares                                                  For

Preferred Stock Proposals                                                              Case-by-Case

1940 Act Policies                                                                      Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction                       Case-by-Case

Change Fundamental Investment Objective to Nonfundamental                              Case-by-Case

Name Rule Proposals                                                                    Case-by-Case

Disposition of Assets/Termination/Liquidation                                          Case-by-Case

Changes to the Charter Document                                                        Case-by-Case

Changing the Domicile of a Fund                                                        Case-by-Case

Change in Fund's Subclassification                                                     Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder                For

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
Approval

Distribution Agreements                                                                Case-by-Case

Master-Feeder Structure                                                                    For

Mergers                                                                                Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement                        Against

Reimburse Shareholder for Expenses Incurred                                            Case-by-Case

Terminate the Investment Advisor                                                       Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES                                                        Case-by-Case

GLOBAL PROXIES

While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Routine Management Proposals                                                               For

      -     The opening of the shareholder meeting                                         For

      -     That the meeting has been convened under local regulatory                      For
            requirements

      -     The presence of quorum                                                         For

      -     The agenda for the shareholder meeting                                         For

      -     The election of the chair of the meeting                                       For

      -     The appointment of shareholders to co-sign the minutes of the                  For
            meeting

      -     Regulatory filings (e.g., to effect approved share issuances)                  For

      -     The designation of inspector or shareholder representative(s) of               For
            minutes of meeting

      -     The designation of two shareholders to approve and sign minutes of             For
            meeting

      -     The allowance of questions                                                     For

      -     The publication of minutes                                                     For

      -     The closing of the shareholder meeting                                         For

      -     Other similar routine management proposals                                     For

Discharge of Management/Supervisory Board Members

      -     Management proposals seeking the discharge of management and                   For
            supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
Director Remuneration                                                                  Case-by-Case

      -     Proposals to approve the remuneration of directors as long as the              For
            amount is not excessive and there is no evidence of abuse

Approval of Financial Statements and Director and Auditor Reports

      -     Management proposals seeking approval of financial accounts and                For
            reports, unless there is concern about the company's financial accounts and reporting

Remuneration of Auditors

      -     Proposals to authorize the board to determine the remuneration of              For
            auditors, unless there is evidence of excessive compensation relative to the size and nature of the company

Indemnification of Auditors                                                               Against

Allocation of Income and Dividends

      -     Management proposals concerning allocation of income and the                   For
            distribution of dividends, unless the amount of the distribution is consistently and unusually small or large

Stock (Scrip) Dividend Alternatives                                                        For

      -     Stock (scrip) dividend proposals that do not allow for a cash                 Against
            option unless management demonstrates that the cash option is harmful to shareholder value

Debt Issuance Requests                                                                 Case-by-Case

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

      -     Debt issuances for companies when the gearing level is between zero            For
            and 100 percent

      -     Proposals where the issuance of debt will result in the gearing            Case-by-Case
            level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards

Financing Plans

      -     Adoption of financing plans if they are in the best economic                   For
            interests of shareholders

Related Party Transactions                                                             Case-by-Case

      -     Approval of such transactions unless the agreement requests a                  For
            strategic move outside the company's charter or contains unfavorable terms

                                  PROPOSAL                                              GUIDELINES
                                  --------                                             ------------
Capitalization of Reserves

      -     Proposals to capitalize the company's reserves for bonus issues of             For
            shares or to increase the par value of shares

Amendments to Articles of Association                                                  Case-by-Case

      -     That are editorial in nature                                                   For

      -     Where shareholder rights are protected                                         For

      -     Where there is negligible or positive impact on shareholder value              For

      -     For which management provides adequate reasons for the amendments              For

      -     Which the company is required to do so by law (if applicable)                  For

                                     PART C:
                                OTHER INFORMATION

Item 23.  Exhibits

(a)   (1)   Articles of Amendment and Restatement dated February 21, 2002 -
            Filed as an Exhibit to Post- Effective Amendment No. 54 to the
            Registrant's Form N-1A Registration Statement on July 24, 2002.

      (2) Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002.

      (3) Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003.

      (4) Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (5) Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (6) Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(b) Amended and Restated By-Laws - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement on February 27, 2002.

(d)   (1)   Amended Investment Management Agreement between ING Investments,
            LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an
            Exhibit to Post-Effective Amendment No. 65 to the Registrant's
            Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to

            Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc., on behalf of ING Global Science and Technology Fund, dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (4) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company LLP on behalf of ING Equity Income Fund, dated March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004.

      (5) Restated Expense Limitation Agreement effective August 1, 2003, between ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(e)   (1)   Underwriting Agreement between ING Series Fund, Inc. and ING
            Funds Distributor, Inc., dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated - Filed as an Exhibit to Post-Effective

                  Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Substitution Agreement with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Master Selling Dealer Agreement - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(f) Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement on January 16, 1998.

(g)   (1)   Custody Agreement with The Bank of New York dated January 6,
            2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the
            Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Custody Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Foreign Custody Manager Agreement with The Bank of New York dated February 25, 2004-Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3)   Securities Lending Agreement and Guaranty with The Bank of New York
            (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective

            Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with The Bank of New York (BNY) dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(h)   (1)   Administration Agreement between ING Funds Services, LLC and ING
            Series Fund, Inc., dated April 1, 2002 - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (2) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of November 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Second Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment

                  Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of September 26, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (4) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (5) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (6) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (7) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PP II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (8) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (9) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (10) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (11) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (12) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (13) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (14) Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY), dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amendment to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation
                  (MBIA) and The Bank of New York (BNY), executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule B to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (15) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Fund Accounting Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (16) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (17) Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13,

            2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated July 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (iii) Amended Custodial Undertaking in Connection with Master
                  Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated November 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (19) Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(i)   (1)   Opinion of Goodwin Procter, LLP - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

(j)   (1)   Consent of KPMG, LLP - To be filed by subsequent Post-Effective
            Amendment.

      (2) Consent of Goodwin Procter, LLP - To be filed by subsequent Post-Effective Amendment.

(k)         Not applicable.

(l)         Not applicable.

(m)   (1)   Amended and Restated Distribution and Shareholder Services Plan
            (Class A) effective March 1, 2002 - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (2) Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (4) Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (5) Amended and Restated Distribution and Shareholder Services Plan (Class O) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class O) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (6) Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

(n)   (1)   Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund,
            Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective
            Amendment No. 61 to the Registrant's Form N-1A Registration
            Statement on September 30, 2003.

            (i) Amended Schedule A to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Schedule B to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(o)         Not applicable.

(p)   (1)   ING Funds and Advisers Code of Ethics dated May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's
            Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (3) BlackRock Advisor's Inc. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (4) Wellington Management Company LLP's Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of _____, 2004 ING National Trust (the "Trust") had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of the Trust's separate accounts:

                                                  %National Trust

      ING National Trust is a wholly owned subsidiary of ING Groep, N.V.

      A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25. INDEMNIFICATION

      Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2003.

      Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

      Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

      Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in it application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of BlackRock Advisors, Inc. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Wellington Management Company, LLP, in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-15908) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance

Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)   ING Series Fund, Inc.
      7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258

(b)   ING Investments, LLC
      7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258

(c)   ING Funds Distributor, LLC
      7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258

(d)   The Bank of New York
      100 Church Street
      New York, New York 10286

(e)   DST Systems, Inc.
      P.O. Box 419386
      Kansas City,  Missouri  64141

(f)   Aeltus Investment Management, Inc.
      10 State House Square
      Hartford, Connecticut 06103-3602

(f)   BlackRock Advisor's, Inc.

      40 East 52nd Street
      New York, N.Y. 10022

(f)   Wellington Management Company, LLP
      75 State Street
      Boston, MA  19087

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 26th day of May, 2004.

                                      ING SERIES FUND, INC.

                                      By:  /s/Theresa K. Kelety
                                           -------------------------------------
                                           Theresa K. Kelety
                                           Secretary

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                           TITLE                      DATE
        ---------                           -----                      ----

                                   Director                         May 26, 2004
-------------------------
     J. Scott Fox*

                                   President and Chief              May 26, 2004
-------------------------          Executive Officer
   James M. Hennessy*

                                   Executive Vice President
                                   and Principal Financial          May 26, 2004
                                   Officer
-------------------------
   Michael J. Roland*

                                   Director                         May 26, 2004
-------------------------
Albert E. DePrince, Jr.*

                                   Director                         May 26, 2004
-------------------------
   Maria T. Fighetti*

                                   Director                         May 26, 2004
-------------------------
      Sidney Koch*

                                   Director                         May 26, 2004
-------------------------
  Thomas J. McInerney*

                                   Director                         May 26, 2004
-------------------------
   Corine T. Norgaard*

                                   Director                         May 26, 2004
-------------------------
    Joseph Obermeyer*

                                   Director                         May 26, 2004
-------------------------
    Edward T. O'Dell*

*By:  /s/Theresa K. Kelety
      --------------------
        Theresa K. Kelety
      Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael Roland and each Trustee were previously filed as attachments to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004, and are incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER                               NAME OF EXHIBIT
--------------                               ---------------
                                                  None